Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation	The key management personnel compensation of the Group was as follows for the years ended December 31:

	2023 $	2022 $	2021 $
As of December 31
Short-term employee benefits	9,714	4,162	4,612
Post-employment benefits	41	55	54
Termination Benefits	417	152	—
Share-based payment expense	599	2,741	4,045
Total	10,772	7,109	8,711

Schedule of Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards
The Directors and senior managers hold beneficial interests in shares in the following businesses and sourcing companies as of December 31, 2023:

	Business name (share class)	Number of shares held as of December 31, 2023	Number of options held as of December 31, 2023	Number of RSUs held as of December 31, 2023	Ownership interest¹
Directors:
Dr Robert Langer	Entrega (Common)	250,000	82,500	—	4.09%
Dr Raju Kucherlapati	Enlight (Class B Common)	—	30,000	—	3.00%
Dr John LaMattina[2]	Akili (Common)	56,554	—	—	0.07%
	Vedanta Biosciences (Common)	25,000	15,000	—	0.24%
Senior Managers:
Dr Bharatt Chowrira	Karuna (Common)	5,000	—	—	0.01%
1    Ownership interests as of December 31, 2023 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans and any shares issuable upon conversion of outstanding convertible promissory notes.
2    Dr John LaMattina holds convertible notes issued by Appeering in the aggregate principal amount of $50,000.